PIMCO ETF Trust

Supplement dated December 29, 2015 to the

Statement of Additional Information dated October 31, 2015,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund, PIMCO High Yield Corporate Bond Index Exchange-Traded Fund, and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

Effective December 22, 2015, the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund, the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, and the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund are each jointly managed by Stephen Rodosky, Matthew P. Dorsten, and Chris Caltagirone.

In addition, effective December 22, 2015, the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, and the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund are each jointly managed by Jeremie Banet, Matthew P. Dorsten, and Chris Caltagirone.

In addition, effective December 22, 2015, the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund and the PIMCO High Yield Corporate Bond Index Exchange-Traded Fund are each jointly managed by Andrew Jessop, Matthew P. Dorsten, and Chris Caltagirone.

In addition, effective December 22, 2015, the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund is jointly managed by Mohit Mittal, Matthew P. Dorsten, and Chris Caltagirone.

Accordingly, effective December 22, 2015, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Banet[3]
Registered Investment Companies	13	28,233.81	0	0.00
Other Pooled Investment Vehicles	4	400.77	1	51.76
Other Accounts	3	1,300.96	1	72.17
Caltagirone[5]
Registered Investment Companies	0	0.00	0	0.00
Other Pooled Investment Vehicles	0	0.00	0	0.00
Other Accounts	0	0.00	0	0.00

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Dorsten[7]
Registered Investment Companies	1	414.74	0	0.00
Other Pooled Investment Vehicles	0	0.00	0	0.00
Other Accounts	0	0.00	0	0.00
Jessop[11]
Registered Investment Companies	3	11,473.49	0	0.00
Other Pooled Investment Vehicles	16	11,946.00	1	294.70
Other Accounts	22	6,800.38	0	0.00
Mittal[16]
Registered Investment Companies	5	3,267.29	0	0.00
Other Pooled Investment Vehicles	9	4,666.90	0	0.00
Other Accounts	82	31,639.24	5	615.14
Rodosky[18]
Registered Investment Companies	8	10,351.18	0	0.00
Other Pooled Investment Vehicles	3	1,488.97	2	1,194.22
Other Accounts	116	37,892.17	7	1,754.18

[3]

Effective December 22, 2015, Mr. Banet co-manages the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund ($1,188.1 million), the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund ($92.5 million), and the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund ($92.5 million).

[5]

Effective December 22, 2015, Mr. Caltagirone co-manages the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund ($107.1 million), the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund ($102.2 million), the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund ($1,188.1 million), the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund ($92.5 million), the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund ($92.5 million), the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund ($2,805.2 million) and the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund ($244.2 million). Mr. Caltagirone also co-manages the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund and the PIMCO High Yield Corporate Bond Index Exchange-Traded Fund, neither of which had commenced operations as of October 31, 2015.

[7]

Effective December 22, 2015, Mr. Dorsten co-manages the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund ($107.1 million), the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund ($102.2 million), the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund ($1,188.1 million), the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund ($92.5 million), the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund ($92.5 million), the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund ($2,805.2 million) and the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund ($244.2 million). Mr. Dorsten also co-manages the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund and the PIMCO High Yield Corporate Bond Index Exchange-Traded Fund, neither of which had commenced operations as of October 31, 2015.

[11]

Effective December 22, 2015, Mr. Jessop co-manages the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund ($2,805.2 million). Mr. Jessop also co-manages the PIMCO High Yield Corporate Bond Index Exchange-Traded Fund, which had not commenced operations as of October 31, 2015.

[16]	Effective December 22, 2015, Mr. Mittal co-manages the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund ($244.2 million).
[18]

Effective December 22, 2015, Mr. Rodosky co-manages the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund ($107.1 million) and the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund ($102.2 million). Mr. Rodosky also co-manages the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund, which had not commenced operations as of October 31, 2015.

In addition, effective December 22, 2015, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective December 22, 2015, the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund, the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, and the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund are each jointly managed by Stephen Rodosky, Matthew P. Dorsten, and Chris Caltagirone. Effective December 22, 2015, the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, and the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund are each jointly managed by Jeremie Banet, Matthew P. Dorsten, and Chris Caltagirone. Effective December 22, 2015, the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund and the PIMCO High Yield Corporate Bond Index Exchange-Traded Fund are each jointly managed by Andrew Jessop, Matthew P. Dorsten, and Chris Caltagirone. Effective December 22, 2015, the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund is jointly managed by Mohit Mittal, Matthew P. Dorsten, and Chris Caltagirone. Information pertaining to accounts managed by Messrs. Banet, Caltagirone, Dorsten, Jessop, Mittal and Rodosky is as of November 30, 2015.

In addition, effective December 22, 2015, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Banet	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	None
	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	None
	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	None

Caltagirone	PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	None
	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	None
	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	None
	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	None
	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	None
	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	None
	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	None

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Dorsten	PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	None
	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	None
	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	None
	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	None
	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	None
	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	None
	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	None

Jessop	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	None

Mittal	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	None

Rodosky	PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	None
	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	None

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective December 22, 2015, the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund and the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund are each jointly managed by Stephen Rodosky, Matthew P. Dorsten, and Chris Caltagirone. Effective December 22, 2015, the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, and the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund are each jointly managed by `Jeremie Banet, Matthew P. Dorsten, and Chris Caltagirone. Effective December 22, 2015, the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund is jointly managed by Andrew Jessop, Matthew P. Dorsten, and Chris Caltagirone. Effective December 22, 2015, the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund is jointly managed by Mohit Mittal, Matthew P. Dorsten, and Chris Caltagirone. Information pertaining to accounts managed by Messrs. Banet, Caltagirone, Dorsten, Jessop, Mittal and Rodosky is as of November 30, 2015.

Investors Should Retain This Supplement For Future Reference

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